Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Changes in Financial Assets at Fair Value Through Other Comprehensive Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		₩ 435,107		₩ 358,559
Acquisition		9,451		10,929
Disposal		0		(8,221)
Valuation		61,860		68,777
Others		(3,589)		5,063
Ending Balance		502,829		435,107
Listed equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		273,826		194,669
Acquisition		0		1,500
Disposal		0		(8,208)
Valuation		28,585		81,112
Others		(2,354)		4,753
Ending Balance		300,057		273,826
Unlisted equity securities
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		160,790	[1]	163,890
Acquisition		9,451		8,929
Disposal		0		(13)
Valuation		33,237		(12,335)
Others		(1,235)		319
Ending Balance	[1]	202,243		160,790
Corporate bond
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		491		0
Acquisition		0		500
Disposal		0		0
Valuation		38		0
Others		0		(9)
Ending Balance		529		491
Listed and unlisted equity securties
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		434,616		358,559
Acquisition		9,451		10,429
Disposal		0		(8,221)
Valuation		61,822		68,777
Others		(3,589)		5,072
Ending Balance		502,300		434,616
Current Financial assets at fair value through other comprehensive income category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		0		0
Acquisition		0		0
Disposal		0		0
Valuation		0		0
Others		0		0
Ending Balance		0		0
Non-Current Financial assets at fair value through other comprehensive income category
Changes in financial assets at fair value through other comprehensive income [Line Items]
Beginning balance		435,107		358,559
Acquisition		9,451		10,929
Disposal		0		(8,221)
Valuation		61,860		68,777
Others		(3,589)		5,063
Ending Balance		₩ 502,829		₩ 435,107

[1]	The Company used initial cost as their fair value because there was not enough information to determine fair value, and the range of the estimated fair value is wide.